Subsequent Events (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 29, 2026 shares	Jan. 22, 2026 USD ($)	Jan. 06, 2026 shares	Oct. 31, 2023	Dec. 31, 2025 $ / shares shares	Jan. 26, 2026 USD ($) $ / shares shares	Jan. 01, 2026 shares	Jan. 31, 2025 shares	Dec. 31, 2024 $ / shares
Subsequent Event [Line Items]
Ownership percentage of acquisition				51.00%	51.00%
Preferred stock, par value | $ / shares					$ 0.01				$ 0.01
Renergen [Member]
Subsequent Event [Line Items]
Effective date of acquisition			Jan. 06, 2026
Common stock exchange ratio			0.09196
Issuance of Consideration Shares			14,270,000
NuMed [Member]
Subsequent Event [Line Items]
Effective date of acquisition		Jan. 22, 2026
Ownership percentage of acquisition		60.00%
Cash consideration | $		$ 0.8
Remaining issued and outstanding membership interests percentage		40.00%
Option to purchase | $		$ 0.5
Opeongo [Member] | Series Seed-1 Preferred Stock [Member]
Subsequent Event [Line Items]
Ordinary shares purchased						4,356,918
Preferred stock, par value | $ / shares						$ 0.0001
Share purchased price per share | $ / shares						$ 2.2952
Stock purchase amount | $						$ 10.0
Skyline [Member] | Class A Ordinary Shares [Member] | QLE Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of ordinary shares assigned and transferred	1,995,000
Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares available for future grant					385,036		5,583,889	3,603,403